Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Central Index Key	0001808110
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	DDC Enterprise Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	368 9th Ave.
Entity Address, Address Line Two	6th Floor
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10001
Entity Address, Country	US
Title of 12(b) Security	Class A Ordinary Shares, par value $0.016 per share
Trading Symbol	DDC
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	6907
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of DDC Enterprise Limited and its subsidiaries (the “Company”) as of December 31, 2023 and 2022, and the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity/(deficit), and cash flows for each of the years ended December 31, 2023, 2022 and 2021 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the consolidated financial position of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the years ended December 31, 2023, 2022 and 2021, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Auditor Name	Enrome LLP
Auditor Location	Singapore
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity File Number	000-00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	368 9th Ave
Entity Address, Address Line Two	6th Floor
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10001
Entity Address, Country	US
Contact Personnel Name	Norma Chu
City Area Code	852
Local Phone Number	2803 0688
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	20,028,168
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	875,000